ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Estimates And Judgments
Schedule for intangible assets with an indefinite useful life assigned to CGU

The book value of the surplus value assigned to each CGU as of December 31, 2017 amounted to ThUS $ 2,146,692 and ThUS $ 525,858 (ThUS $ 2,176,634 and ThUS $ 533,748 as of December 31, 2016), which include the following Intangible assets of indefinite useful life:

	Air Transport CGU		Coalition and loyalty Program Multiplus CGU
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Airport Slots	964,513	978,849	-	-
Loyalty program	-	-	321,440	326,262